June 8, 2015

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Attention: Anu Dubey

Re:	The Alger Funds (File No. 811-01355)
Definitive Proxy Statement on Schedule 14A

Ladies and Gentlemen:

On behalf of the above-referenced Registrant, transmitted herewith for filing are final proxy materials relating to a special meeting of shareholders of Alger Growth Opportunities Fund (the “Fund”), a series of the Registrant, scheduled to be held on July 29, 2015 at 1:00 p.m. (Eastern time).  The meeting is being called for the purpose of asking shareholders of the Fund to approve changing the Fund’s fundamental investment policy regarding concentration of investments.

Shareholders of record at the close of business on May 29, 2015 will be entitled to receive notice of and to vote at the meeting.  It is intended that copies of the proxy materials will be mailed to shareholders on or about June 8, 2015.

The final proxy materials are marked to show changes made primarily in response to comments of the staff (the “Staff”) of the Securities and Exchange Commission with respect to the preliminary proxy materials that were provided to the undersigned by Anu Dubey of the Staff telephonically on May 27, 2015.

For the convenience of the Staff, the Staff’s comments have been restated below, and the Fund’s response is set out immediately following each comment.  Capitalized terms used but not defined herein have the meanings assigned to them in the proxy materials.

1.                                      Staff Comment:  Please revise the Fund’s proposed concentration policy to clarify that the group of industries referred to in the policy is a group of related industries.

Response:  The proposed concentration policy has been revised as follows:

Except as otherwise permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Fund may not invest more than 25% of the value of its total assets in the securities of issuers in any single industry, except that this limitation will not be applicable to the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or as otherwise permitted by the SEC, and provided that the Fund will invest at least 25% of its total assets in technology companies focused in the fields of medicine and information.  For this purpose, technology companies are defined as companies engaged in the following industries: information technology services; biotechnology; health care technology; communications equipment; electronic equipment, instruments and components; health care equipment and supplies; internet software and services; life sciences tools and services; software; health care providers and services; technology hardware, storage and peripherals; pharmaceuticals; and semiconductors and semiconductor equipment.

Related disclosure in the proxy materials also has been modified accordingly.  In addition, the following additional disclosure related to technology companies has been added in the third paragraph of the section of the proxy statement entitled “Introduction”:

The Adviser believes that there is very little in the field of medicine that does not use some type of medical technology and that has not been affected by new technology.  Advances in technology increasingly pervade health care companies through changes in medical and surgical procedures (e.g., angioplasty, joint replacements), drugs (e.g., biologic agents), medical devices (e.g., CT scanners, implantable defibrillators), and new support systems (e.g., electronic medical records and transmission of information, telemedicine).

2.                                      Staff Comment:  In the proxy statement, under “Vote Required and Manner of Voting Proxies,” fifth paragraph, please delete the following sentences:

Depending on its policies, applicable law or contractual or other restrictions, a service agent may be permitted to vote shares with respect to which it has not received specific voting instructions from its customers.  In those cases, the service agent may, but may not be required to, vote such shares in the same proportion as those shares for which the service agent has received voting instructions.  This practice is commonly referred to as “echo voting.”

Response:  The sentences have been deleted as requested.

We hope the Staff finds the revisions in the proxy materials responsive to the Staff’s comments.

Please telephone the undersigned at 212.806.2966 or Gary L. Granik of Stroock & Stroock & Lavan LLP, counsel to the Registrant, at 212.806.5790 if you have any questions or comments.

Very truly yours,

/s/ Hal Liebes
Hal Liebes

cc: Gary L. Granik